Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
(9) Property and Equipment
Property and equipment consisted of the following at December 31:

in thousands	Estimated Useful Life				2011	2010
Computer software and hardware	2	to	7	years	$45,468	$40,642
Transportation equipment		12		years	17,875	17,875
Leasehold improvements	Up to term of lease				15,934	15,853
Office furniture and equipment	5	to	10	years	6,200	6,127
Total cost					85,477	80,497
Accumulated depreciation and amortization					(47,249)	(41,981)
Property and equipment, net					$38,228	$38,516

Depreciation and amortization expense was $8.3 million, $7.5 million and $7.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.